EQUTIY (Details Narrative) - USD ($)				12 Months Ended
	Mar. 21, 2016	Sep. 18, 2014	Aug. 13, 2014	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2016	Oct. 31, 2015
Common stock, issued				3,113,856		209,352,897
Common stock, outstanding				3,113,856		209,352,897
Common stock, authorized	360,000,000			360,000,000		360,000,000
Common stock, par value (in dollars per share)	$ 0.001			$ 0.001		$ 0.001
Description of forward split	1 to 3:141
Subscription receivable				$ 350,000			$ 350,000
Metu Brands, Inc [Member]
Common stock, issued		54,593,032		60,011,144	11,144
Common stock, outstanding		54,593,032		60,011,144	11,144
Common stock, authorized		90,000,000		90,000,000	90,000,000
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001
Description common sharesholders voting rights					Entitled to one vote per each share of common stock held.
Preferred stock, authorized		10,000,000
Preferred stock, par value (in dollars per share)		$ 0.001
Preferred stock, issued		271
Preferred stock, outstanding		271
Description of forward split			5,000 for 1
Metu Brands, Inc [Member] | Convertible Preferred Stock [Member]
Preferred stock, authorized				10,000,000	10,000,000
Preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001
Each preferred shares converted into voting common stock				100,000
Description preferred sharesholders voting rights				Each Preferred Share is entitled to the voting rights 100,000 common stock shares.
Preferred stock, issued				271	271
Preferred stock, outstanding				271	271
Metu Brands, Inc [Member] | Convertible Preferred Stock [Member] | Subsequent Event [Member]
Each preferred shares converted into voting common stock				20,000
Metu Brands, Inc [Member] | Mr.Shulamit Lazar [Member]
Number of shares issued upon initial deposit				30,000,000
Intial deposit				$ 20,000
Number of shares issued upon services rendered				30,000,000
Value of shares issued upon services rendered				$ 30,000
Number of shares issued upon bankruptcy sale		30,000,000
Metu Brands, Inc [Member] | Innovation Consulting LLC [Member] | Convertible Preferred Stock [Member]
Number of shares issued upon bankruptcy sale		271		271
Number of shares issued upon conversion				5,000